Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Nov. 26, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Nov. 28, 2014
Class A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PFXAX
Class A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PFXCX
Class A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PFXYX
Class A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PIFAX
Class A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PIICX
Class A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PIFYX
Class A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PBNAX
Class A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PBNCX
Class A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PSFYX
Class A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PMUAX
Class A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PMUCX
Class A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PMUYX
Class A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS A
Risk/Return:
Trading Symbol	PWFAX
Class A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS C
Risk/Return:
Trading Symbol	PWFCX
Class A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS Y
Risk/Return:
Trading Symbol	PWFYX
Class A, C, Y Prospectus | PACE® High Yield Investments | Class A
Risk/Return:
Trading Symbol	PHIAX
Class A, C, Y Prospectus | PACE® High Yield Investments | Class C
Risk/Return:
Trading Symbol	PHYCX
Class A, C, Y Prospectus | PACE® High Yield Investments | Class Y
Risk/Return:
Trading Symbol	PHDYX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
Class A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PLAAX
Class A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLACX
Class A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLAYX
Class A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PEVAX
Class A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PEVCX
Class A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PVEYX
Class A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PQUAX
Class A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PUMCX
Class A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PUMYX
Class A, C, Y Prospectus | PACE® International Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PWGAX
Class A, C, Y Prospectus | PACE® International Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PWGCX
Class A, C, Y Prospectus | PACE® International Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PWIYX
Class A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PWEAX
Class A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PWECX
Class A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PWEYX
Class A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class A
Risk/Return:
Trading Symbol	PREAX
Class A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class C
Risk/Return:
Trading Symbol	PREEX
Class A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class Y
Risk/Return:
Trading Symbol	PREYX
Class A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class A
Risk/Return:
Trading Symbol	PASIX
Class A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class C
Risk/Return:
Trading Symbol	PASOX
Class A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class Y
Risk/Return:
Trading Symbol	PASYX
Class P Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGTX
Class P Prospectus | PACE® Intermediate Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCIFX
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCSIX
Class P Prospectus | PACE® Municipal Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCMNX
Class P Prospectus | PACE® International Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGLX
Class P Prospectus | PACE® High Yield Investments | Class P
Risk/Return:
Trading Symbol	PHYPX
Class P Prospectus | PACE® Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
Class P Prospectus | PACE® Large Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLCX
Class P Prospectus | PACE® Small/Medium Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSVX
Class P Prospectus | PACE® Small/Medium Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSGX
Class P Prospectus | PACE® International Equity Investments | Class P
Risk/Return:
Trading Symbol	PCIEX
Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
Risk/Return:
Trading Symbol	PCEMX
Class P Prospectus | PACE® Global Real Estate Securities Investments | Class P
Risk/Return:
Trading Symbol	PREQX
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
Risk/Return:
Trading Symbol	PASPX
Class P Prospectus | PACE® Money Market Investments | Class P
Risk/Return:
Trading Symbol	PCEXX